Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Fair Value, Inputs, Level 1 [Member] Senior Notes [Member] USD ($)	Dec. 31, 2014 Asset-backed Securities [Member] CAD	Dec. 31, 2013 Asset-backed Securities [Member] CAD	Dec. 31, 2014 Sales Revenue, Net [Member] Customer	Dec. 31, 2014 Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2014 Forward Contracts [Member] USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive income								$ 30
Foreign exchange forward contracts, loss recognized in other comprehensive income								174
Face value of investments				107	107
Trading Securities	1,341	1,646		102	99
Fair value of investments carrying value	5	4
Long-term debt due within one year	184	230
Debt instrument maturity period	1 year
Estimated fair value of notes payable			$ 755
Percentage of sales to six largest customers							83.00%
Number of largest customers						6